Current and deferred income tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax
Earnings (losses) before taxes	R$ (1,119)	R$ 49,406	R$ 33,083
Combined income tax rate	34.00%	34.00%	34.00%
Income tax at statutory rates	R$ 380	R$ (16,798)	R$ (11,248)
Income exempt from taxation	95,871	20,211	25,307
Unrecognized deferred tax asset on tax losses		(919)	(2,192)
Previously unrecognized tax losses used to reduce deferred tax		30	10,632
Previously unrecognized temporary differences			12,219
Difference on tax rates from offshore companies	17	20,809	(12,069)
Non-deductible expenses	(7,079)	(2,863)	(6,148)
Other	3,012	772	2,530
Income taxes	R$ 92,201	R$ 21,242	R$ 19,031
Effective tax rate (as a percent)	(8240.00%)	43.00%	(58.00%)
Current income tax expense	R$ (18,023)	R$ (11,333)	R$ (19,556)
Deferred income taxes	R$ 110,224	R$ 32,575	R$ 38,587